Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 4 - RELATED PARTY TRANSACTIONS

Supplier

An extended family member of an officer/shareholder owns a minority interest in a company in China, which is the sole supplier of ballasts to the Company. Purchases from the related party for the three months ended September 30, 2017 and 2016 totaled approximately $1,411,000 and $859,000, respectively. Purchases from the related party for the nine months ended September 30, 2017 and 2016 totaled approximately $2,913,000 and $2,364,000, respectively. At September 30, 2017 and December 31, 2016, the Company owed the related party $398,625 and $1,083,764, respectively.

Amounts Due to Related Parties

As of September 30, 2017 and December 31, 2016, the Company owed related parties $160,153 and $134,086, respectively. Included in the balances were short-term loans from the two officers/shareholders to the Company totaling $3,297 as of September 30, 2017 and December 31, 2016, respectively. The balances are payable on demand, noninterest bearing and are unsecured. The balances also included interest owed on the notes payable to related parties, which totaled to $125,856 and $68,470 at September 30, 2017 and December 31, 2016, respectively. Also included is $31,000 and $62,319 of unpaid compensation, which was owed to the officers/shareholders at September 30, 2017 and December 31, 2016, respectively.

NOTE 4 - RELATED PARTY TRANSACTIONS

Supplier

A family member of an officer/shareholder owns a minority interest in a company in China, which is the sole supplier of ballasts to the Company. Purchases from the related party for the years ended December 31, 2016 and 2015 totaled approximately $3,119,000 and $6,265,000, respectively. The Company believes purchase prices from the related party approximate what the Company would have to pay from an independent third party vendor. At December 31, 2016 and 2015, the Company owed the related party $1,083,764 and $1,171,754, respectively.

Amounts Due to Related Parties

As of December 31, 2016 and December 31, 2015, the Company owed related parties $134,086 and $127,265, respectively. Included in the balances were short-term loans from the two officers/shareholders to the Company totaling $3,297 as of December 31, 2016 and 2015, respectively. The balances are payable on demand, bear zero interest and are unsecured. The balances also included interest owed on the notes payable to related parties, which totaled to $68,471 and $28,969 at December 31, 2016 and 2015, respectively. Also included is $62,319 and $94,999 of unpaid compensation, which was owed to the officers/shareholders December 31, 2016 and 2015, respectively.